UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4576
Bond Fund Series
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  December 31
Date of reporting period:  06/30/2009

Item 1.  Reports to Stockholders.

June 30, 2009

Oppenheimer

Convertible Securities Fund

Semiannual Report

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

June 30, 2009 Oppenheimer ConvertibleSemiannual Report Securities Fund S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Convertible Corporate Bonds and Notes Sectors
Information Technology	17.4%
Industrials	12.4
Health Care	11.6
Energy	10.2
Financials	7.2
Telecommunication Services	4.7
Consumer Discretionary	4.4
Consumer Staples	3.2
Utilities	1.6
Materials	1.3
Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2009, and are based on net assets.
Portfolio Allocation
Convertible Corporate Bonds and Notes 74.3% Stocks 17.6 Cash Equivalents 6.6 Bonds and Notes 1.5
Portfolio holdings and strategies are subject to change. Percentages are as of June 30, 2009, and are based on the total market value of investments.
4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor or by calling us at 1.800.525.7048. Read the prospectus carefully before investing.
Class A shares of the Fund were first publicly offered on 5/1/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 5/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/11/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class M shares of the Fund were first publicly offered on 6/3/86. Unless otherwise noted, Class M returns include the current maximum initial sales charge of 3.25%. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2009	June 30, 2009	June 30, 2009

Actual
Class A	$1,000.00	$1,146.20	$5.98
Class B	1,000.00	1,141.10	10.83
Class C	1,000.00	1,141.80	10.46
Class M	1,000.00	1,146.70	5.71
Class N	1,000.00	1,143.90	8.32

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.24	5.62
Class B	1,000.00	1,014.73	10.19
Class C	1,000.00	1,015.08	9.84
Class M	1,000.00	1,019.49	5.37
Class N	1,000.00	1,017.06	7.83
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2009 are as follows:

Class	Expense Ratios

Class A	1.12%
Class B	2.03
Class C	1.96
Class M	1.07
Class N	1.56
The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

	Principal
	Amount	Value

Convertible Corporate Bonds and Notes—74.0%
Consumer Discretionary—4.4%
Auto Components—0.7%
BorgWarner, Inc., 3.50% Cv. Sr. Unsec. Nts., 4/15/12	$1,500,000	$1,895,625
Hotels, Restaurants & Leisure—1.1%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21	3,000,000	2,887,500
Leisure Equipment & Products—0.5%
Smith & Wesson Holding Corp., 4% Cv. Sr. Unsec. Nts., 12/15/26	1,500,000	1,261,875
Media—2.1%
Liberty Media Corp., 3.125% Cv. Sr. Unsec. Unsub. Debs., 3/30/23	3,000,000	2,561,250
Omnicom Group, Inc., 0.277% Cv. Sr. Unsec. Nts., 7/1/38[1]	3,000,000	2,902,500

		5,463,750

Consumer Staples—3.2%
Beverages—1.5%
Molson Coors Brewing Co., 2.50% Cv. Sr. Nts., 7/30/13	3,500,000	3,753,750
Food & Staples Retailing—0.3%
Pantry, Inc. (The), 3% Cv. Sr. Sub. Nts., 11/15/12	1,000,000	772,500
Personal Products—1.4%
Chattem, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 11/15/13	3,000,000	3,705,000
Energy—10.2%
Energy Equipment & Services—6.9%
Nabors Industries, Inc., 0.94% Cv. Sr. Unsec. Unsub. Nts., 5/15/11	4,000,000	3,740,000
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23	3,000,000	4,451,250
SESI LLC, 1.50% Cv. Sr. Unsec. Unsub. Nts., 12/15/26[2]	3,000,000	2,505,000
Transocean, Inc., 1.50% Cv. Sr. Unsec. Unsub. Nts., Series B, 12/15/37	8,000,000	7,370,000

		18,066,250

Oil, Gas & Consumable Fuels—3.3%
Carrizo Oil & Gas, Inc., 4.375% Cv. Sr. Unsec. Nts., 6/1/28	3,000,000	2,197,500
Chesapeake Energy Corp., 2.50% Cv. Sr. Unsec. Nts., 5/15/37	1,000,000	712,500
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66	4,000,000	2,895,000
Pioneer Natural Resources Co., 2.875% Cv. Sr. Unsec. Nts., 1/15/38	3,000,000	2,628,750

		8,433,750

Financials—7.2%
Commercial Banks—1.1%
National City Corp., 4% Cv. Sr. Unsec. Nts., 2/1/11	3,000,000	2,962,500
Real Estate Investment Trusts—5.4%
Alexandria Real Estate Equities, Inc., 3.70% Cv. Sr. Unsec. Nts., 1/15/27[3]	4,000,000	3,340,000
Boston Properties LP, 2.875% Cv. Sr. Unsec. Nts., 2/15/37	3,000,000	2,643,750
ProLogis, 2.25% Cv. Sr. Unsec. Nts., 4/1/37	3,000,000	2,415,000
F1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Real Estate Investment Trusts Continued
Rayonier TRS Holdings, Inc., 3.75% Cv. Sr. Unsec. Unsub. Nts., 10/15/12	$4,000,000	$3,840,000
Vornado Realty Trust, 2.85% Cv. Sr. Unsec. Unsub. Bonds, 4/1/27	2,000,000	1,750,000

		13,988,750

Real Estate Management & Development—0.7%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11[3]	2,000,000	1,710,000
Health Care—11.6%
Biotechnology—1.7%
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11	1,500,000	1,344,375
Gilead Sciences, Inc., 0.50% Cv. Sr. Nts., 5/1/11	2,500,000	3,168,750

		4,513,125

Health Care Equipment & Supplies—3.7%
Beckman Coulter, Inc.:
2.50% Cv. Sr. Sub. Nts., 12/15/36[3]	3,000,000	2,981,250
2.50% Cv. Sr. Unsec. Nts., 12/15/36	1,000,000	993,750
Hologic, Inc., 2% Cv. Sr. Unsec. Unsub. Nts., 12/15/37[2]	3,000,000	2,145,000
Integra LifeSciences Holdings Corp., 2.375% Cv. Sr. Nts., 6/1/12[3]	2,000,000	1,580,000
Kinetic Concepts, Inc., 3.25% Cv. Sr. Unsec. Nts., 4/15/15[3]	2,500,000	1,959,375

		9,659,375

Health Care Providers & Services—0.6%
LifePoint Hospitals, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 8/15/25	2,000,000	1,610,000
Life Sciences Tools & Services—1.5%
Fisher Scientific International, Inc., 3.25% Cv. Sr. Unsec. Sub. Nts., 3/1/24	3,253,000	3,972,726
Pharmaceuticals—4.1%
Allergan, Inc., 1.50% Cv. Nts., 4/1/26[3]	3,000,000	3,063,750
Medicis Pharmaceutical Corp., 2.50% Cv. Sr. Unsec. Nts., 6/4/32	3,500,000	3,031,875
Teva Pharmaceutical Finance Co. BV, 1.75% Cv. Sr. Unsec. Debs., Series D, 2/1/26	4,000,000	4,515,000

		10,610,625

Industrials—12.4%
Aerospace & Defense—3.1%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11	4,000,000	4,195,000
L-3 Communications Corp., 3% Cv. Sr. Unsec. Bonds, 8/1/35	4,000,000	3,865,000

		8,060,000

Airlines—0.5%
UAL Corp., 5% Cv. Bonds, 2/1/21	3,000,000	1,275,000
Commercial Services & Supplies—2.8%
Covanta Holding Corp., 1% Cv. Unsec. Debs., 2/1/27	5,000,000	4,362,500
F2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Waste Connections, Inc., 3.75% Cv. Sr. Unsec. Nts., 4/1/26	$3,000,000	$3,082,500

		7,445,000

Construction & Engineering—1.1%
Quanta Services, Inc., 3.75% Cv. Sub. Nts., 4/30/26	2,500,000	2,950,000
Electrical Equipment—1.6%
General Cable Corp., 1% Cv. Sr. Nts., 10/15/12[3]	4,000,000	3,160,000
SunPower Corp., 0.75% Cv. Sr. Unsec. Debs., 8/1/27	1,000,000	915,000

		4,075,000

Industrial Conglomerates—0.3%
Textron, Inc., 4.50% Cv. Sr. Unsec. Nts., 5/1/13	667,000	672,003
Machinery—2.2%
Danaher Corp., 2.239% Cv. Sr. Unsec. Unsub. Liquid Yield Option Nts., 1/22/21[1]	4,000,000	3,670,000
Ingersoll-Rand Co. Ltd., 4.50% Cv. Sr. Unsec. Unsub. Nts., 4/15/12	1,500,000	2,015,625
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06[4,5]	4,812,199	48,122
8.25% Cv. Sub. Nts., 12/31/06[4,5]	3,931,592	39,316

		5,773,063

Trading Companies & Distributors—0.8%
WESCO International, Inc., 1.75% Cv. Sr. Unsec. Unsub. Debs., 11/15/26	2,500,000	2,084,375
Information Technology—17.4%
Communications Equipment—1.4%
Lucent Technologies, Inc., 2.875% Cv. Sr. Unsec. Debs., Series B, 6/15/25	5,000,000	3,568,750
Computers & Peripherals—2.7%
EMC Corp.:
1.75% Cv. Sr. Nts., 12/1/11[3]	4,000,000	4,160,000
1.75% Cv. Sr. Unsec. Nts., 12/1/11	1,000,000	1,040,000
NetApp, Inc., 1.75% Cv. Sr. Unsec. Nts., 6/1/13[3]	2,000,000	1,767,500

		6,967,500

Internet Software & Services—1.4%
Equinix, Inc., 2.50% Cv. Unsec. Sub. Nts., 4/15/12	2,000,000	1,800,000
VeriSign, Inc., 3.25% Cv. Jr. Unsec. Sub. Bonds, 8/15/37	3,000,000	1,998,750

		3,798,750

IT Services—2.8%
Alliance Data Systems Corp., 1.75% Cv. Sr. Nts., 8/1/13[3]	2,000,000	1,480,000
DST Systems, Inc.:
3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23	2,000,000	1,807,500
4.125% Cv. Sr. Unsec. Unsub. Debs., 8/15/23	1,000,000	991,250
F3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

IT Services Continued
VeriFone Holdings, Inc., 1.375% Cv. Sr. Unsec. Nts., 6/15/12	$4,000,000	$2,935,000

		7,213,750

Semiconductors & Semiconductor Equipment—5.3%
Advanced Micro Devices, Inc., 5.75% Cv. Sr. Unsec. Nts., 8/15/12	6,000,000	3,720,000
Intel Corp., 2.95% Cv. Unsec. Sub. Debs., 12/15/35[3]	4,000,000	3,380,000
Microchip Technology, Inc., 2.125% Cv. Jr. Sub. Bonds, 12/15/37	3,000,000	2,272,500
ON Semiconductor Corp., 0.831% Cv. Sr. Unsec. Sub. Nts., Series B, 4/15/24[1]	2,500,000	2,400,000
Xilinx, Inc., 3.125% Cv. Jr. Unsec. Sub. Nts., 3/15/37	3,000,000	2,212,500

		13,985,000

Software—3.8%
Cadence Design Systems, Inc., 1.375% Cv. Sr. Unsec. Nts., 12/15/11	2,000,000	1,652,500
Lawson Software, Inc., 2.50% Cv. Sr. Unsec. Unsub. Nts., 4/15/12	2,000,000	1,712,500
Sybase, Inc., 1.75% Cv. Sub. Nts., 2/22/25	2,000,000	2,575,000
Symantec Corp., 0.75% Cv. Sr. Unsec. Nts., 6/15/11	4,000,000	4,050,000

		9,990,000

Materials—1.3%
Metals & Mining—1.3%
Newmont Mining Corp., 3% Cv. Sr. Nts., 2/15/12	3,000,000	3,397,500
Telecommunication Services—4.7%
Diversified Telecommunication Services—2.1%
Level 3 Communications, Inc., 3.50% Cv. Sr. Unsec. Unsub. Nts., 6/15/12	3,500,000	2,467,500
Qwest Communications International, Inc., 3.50% Cv. Sr. Unsec. Bonds, 11/15/25	3,000,000	2,970,000

		5,437,500

Wireless Telecommunication Services—2.6%
Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10	3,000,000	2,985,000
NII Holdings, Inc., 3.125% Cv. Sr. Unsec. Nts., 6/15/12	5,000,000	3,868,750

		6,853,750

Utilities—1.6%
Multi-Utilities—1.6%
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24	4,000,000	4,115,000

Total Convertible Corporate Bonds and Notes (Cost $208,314,549)		192,929,042
F4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Principal
	Amount	Value

Corporate Bonds and Notes—1.5%
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1[6] (Cost $4,005,648)	$4,500,000	$3,948,885

	Shares

Common Stocks—0.0%
SystemOne Technologies, Inc.[5,7] (Cost $0)	197,142	1,971

Preferred Stocks—17.5%
Affiliated Managers Group, Inc., 5.10% Cv.[3]	120,000	3,480,000
American International Group, Inc., 8.50% Cv.	60,000	571,200
Archer-Daniels-Midland Co., 6.25% Cv.	80,000	2,919,200
Bank of America Corp., 7.25% Non-Cum. Cv.	5,000	4,180,150
Bunge Ltd., 5.125% Cv., Non-Vtg.	4,000	2,260,000
Celanese Corp., 4.25% Cum. Cv.	50,000	1,579,000
Chesapeake Energy Corp., 5% Cum. Cv., Non-Vtg.	45,000	3,015,000
Citigroup, Inc., 6.50% Cv., Series T, Non-Vtg.	35,000	1,174,600
El Paso Corp., 4.99% Cv., Non-Vtg.	5,000	3,876,250
Freeport-McMoRan Copper & Gold, Inc., 6.75% Cv., Non-Vtg.	50,000	3,971,500
Interpublic Group of Cos., Inc. (The), 5.25% Cv., Series B	3,000	1,542,597
Johnson Controls, Inc., 11.50% Cv. Units[8]	30,000	3,246,300
Kansas City Southern, Inc., 5.125% Cum. Cv., Non-Vtg.	2,000	1,470,000
Schering-Plough Corp., 6% Cv.	20,000	4,534,000
Vale Capital Ltd., 5.50% Cv.	30,000	1,100,700
Wells Fargo & Co., 7.50% Cv., Series L	7,000	5,494,790
XL Capital Ltd., 10.75% Cv.	70,000	1,365,000

Total Preferred Stocks (Cost $52,221,033)		45,780,287

Investment Company—6.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.48%[9,10] (Cost $17,180,600)	17,180,600	17,180,600
Total Investments, at Value (Cost $281,721,830)	99.6%	259,840,785
Other Assets Net of Liabilities	0.4	985,801

Net Assets	100.0%	$260,826,586

F5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
1.	Zero coupon bond reflects effective yield on the date of purchase.

2.	Represents the current interest rate for a variable or increasing rate security.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,061,875 or 12.29% of the Fund’s net assets as of June 30, 2009.

4.	Issue is in default. See Note 1 of accompanying Notes.

5.	Illiquid security. The aggregate value of illiquid securities as of June 30, 2009 was $89,409, which represents 0.03% of the Fund’s net assets. See Note 5 of accompanying Notes.

6.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

7.	Non-income producing security.

8.	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

9.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2008	Additions	Reductions	June 30, 2009

Oppenheimer Institutional Money Market Fund, Cl. E	16,439,636	53,121,352	52,380,388	17,180,600

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$17,180,600	$57,285
10.	Rate shown is the 7-day yield as of June 30, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investment, at Value:
Convertible Corporate Bonds and Notes	$—	$192,841,604	$87,438	$192,929,042
Corporate Bonds and Notes	—	3,948,885	—	3,948,885
Common Stocks	1,971	—	—	1,971
Preferred Stocks	12,231,490	33,548,797		45,780,287
Investment Companies	17,180,600	—	—	17,180,600

Total Assets	$29,414,061	$230,339,286	$87,438	$259,840,785

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
June 30, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $264,541,230)	$242,660,185
Affiliated companies (cost $17,180,600)	17,180,600

259,840,785
Cash	646,980
Receivables and other assets:
Interest and dividends	1,503,124
Shares of beneficial interest sold	321,530
Other	57,935

Total assets	262,370,354

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	835,584
Dividends	262,871
Distribution and service plan fees	152,393
Legal, auditing and other professional fees	138,393
Trustees’ compensation	80,019
Transfer and shareholder servicing agent fees	50,119
Shareholder communications	17,040
Other	7,349

Total liabilities	1,543,768

Net Assets	$260,826,586

Composition of Net Assets
Paid-in capital	$397,771,603
Accumulated net investment loss	(13,019,020)
Accumulated net realized loss on investments	(102,044,952)
Net unrealized depreciation on investments	(21,881,045)

Net Assets	$260,826,586

F8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $163,604,796 and 14,986,949 shares of beneficial interest outstanding)	$10.92
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.59
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $12,572,248 and 1,149,898 shares of beneficial interest outstanding)	$10.93
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,151,814 and 3,588,558 shares of beneficial interest outstanding)	$10.91
Class M Shares:
Net asset value and redemption price per share (based on net assets of $41,904,240 and 3,841,411 shares of beneficial interest outstanding)	$10.91
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)	$11.28
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,593,488 and 329,160 shares of beneficial interest outstanding)	$10.92
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended June 30, 2009

Investment Income
Dividends:
Unaffiliated companies	$2,330,542
Affiliated companies	57,285
Interest	2,070,472

Total investment income	4,458,299

Expenses
Management fees	649,237
Distribution and service plan fees:
Class A	182,042
Class B	63,377
Class C	178,891
Class M	44,525
Class N	7,689
Transfer and shareholder servicing agent fees:
Class A	166,920
Class B	27,924
Class C	62,492
Class M	32,019
Class N	6,201
Shareholder communications:
Class A	9,222
Class B	1,777
Class C	2,530
Class M	2,787
Class N	628
Legal, auditing and other professional fees	134,207
Accounting service fees	38,582
Trustees’ compensation	9,563
Custodian fees and expenses	629
Other	38,972

Total expenses	1,660,214
Less reduction to custodian expenses	(8)
Less waivers and reimbursements of expenses	(59,773)

Net expenses	1,600,433

Net Investment Income	2,857,866

Realized and Unrealized Gain (Loss)
Net realized loss on investments from unaffiliated companies	(19,830,691)
Net change in unrealized depreciation on investments	51,248,693
Net Increase in Net Assets Resulting from Operations	$34,275,868

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2009	December 31,
	(Unaudited)	2008

Operations
Net investment income	$2,857,866	$6,283,457
Net realized loss	(19,830,691)	(25,814,418)
Net change in unrealized depreciation	51,248,693	(90,416,760)

Net increase (decrease) in net assets resulting from operations	34,275,868	(109,947,721)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(1,915,670)	(9,777,995)
Class B	(98,596)	(785,022)
Class C	(286,234)	(1,787,054)
Class M	(487,115)	(2,515,863)
Class N	(30,804)	(149,214)

	(2,818,419)	(15,015,148)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(9,175,575)	(15,400,418)
Class B	(3,121,027)	(7,898,341)
Class C	989,087	(3,543,083)
Class M	(1,684,527)	(5,672,252)
Class N	502,982	431,474

	(12,489,060)	(32,082,620)

Net Assets
Total increase (decrease)	18,968,389	(157,045,489)
Beginning of period	241,858,197	398,903,686

End of period (including accumulated net investment loss of $13,019,020 and $13,058,467, respectively)	$260,826,586	$241,858,197

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2009				Year Ended December 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.64	$14.56	$14.16	$13.22	$13.63	$13.27

Income (loss) from investment operations:
Net investment income[1]	.12	.27	.29	.35	.35	.43
Net realized and unrealized gain (loss)	1.28	(4.57)	.68	1.04	(.16)	.58

Total from investment operations	1.40	(4.30)	.97	1.39	.19	1.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.62)	(.57)	(.45)	(.60)	(.65)

Net asset value, end of period	$10.92	$9.64	$14.56	$14.16	$13.22	$13.63

Total Return, at Net Asset Value[2]	14.62%	(29.76)%	6.81%	10.63%	1.50%	7.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$163,605	$152,874	$246,064	$240,088	$251,033	$319,478

Average net assets (in thousands)	$157,980	$205,044	$251,877	$239,978	$277,049	$321,729

Ratios to average net assets:[3]
Net investment income	2.48%	2.08%	1.93%	2.57%	2.66%	3.24%
Total expenses	1.16%[4]	1.00%[4]	0.95%[4]	0.95%[4]	0.97%	0.94%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.12%	0.99%	0.95%	0.95%	0.96%	0.94%

Portfolio turnover rate	35%	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.17%
Year Ended December 31, 2008	1.01%
Year Ended December 31, 2007	0.95%
Year Ended December 31, 2006	0.95%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.65	$14.59	$14.18	$13.24	$13.65	$13.29

Income (loss) from investment operations:
Net investment income[1]	.08	.16	.17	.24	.24	.33
Net realized and unrealized gain (loss)	1.28	(4.58)	.69	1.04	(.15)	.58

Total from investment operations	1.36	(4.42)	.86	1.28	.09	.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.52)	(.45)	(.34)	(.50)	(.55)

Net asset value, end of period	$10.93	$9.65	$14.59	$14.18	$13.24	$13.65

Total Return, at Net Asset Value[2]	14.11%	(30.44)%	6.04%	9.75%	0.68%	6.92%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,572	$14,150	$30,277	$40,597	$58,483	$84,816

Average net assets (in thousands)	$12,805	$22,303	$35,744	$47,985	$68,098	$102,670

Ratios to average net assets:[3]
Net investment income	1.59%	1.24%	1.12%	1.74%	1.84%	2.47%
Total expenses	2.17%[4]	1.83%[4]	1.76%[4]	1.75%[4]	1.79%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.03%	1.81%	1.76%	1.75%	1.79%	1.75%

Portfolio turnover rate	35%	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	2.18%
Year Ended December 31, 2008	1.84%
Year Ended December 31, 2007	1.76%
Year Ended December 31, 2006	1.75%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.63	$14.56	$14.15	$13.21	$13.62	$13.27

Income (loss) from investment operations:
Net investment income[1]	.08	.16	.17	.24	.25	.33
Net realized and unrealized gain (loss)	1.28	(4.57)	.69	1.04	(.16)	.57

Total from investment operations	1.36	(4.41)	.86	1.28	.09	.90

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.52)	(.45)	(.34)	(.50)	(.55)

Net asset value, end of period	$10.91	$9.63	$14.56	$14.15	$13.21	$13.62

Total Return, at Net Asset Value[2]	14.18%	(30.41)%	6.06%	9.78%	0.72%	6.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,152	$33,519	$54,342	$55,737	$62,231	$80,995

Average net assets (in thousands)	$36,182	$45,370	$56,622	$57,353	$69,275	$82,470

Ratios to average net assets:[3]
Net investment income	1.63%	1.29%	1.13%	1.77%	1.89%	2.48%
Total expenses	2.07%[4]	1.79%[4]	1.75%[4]	1.74%[4]	1.74%	1.70%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.96%	1.78%	1.75%	1.74%	1.74%	1.70%

Portfolio turnover rate	35%	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	2.08%
Year Ended December 31, 2008	1.80%
Year Ended December 31, 2007	1.75%
Year Ended December 31, 2006	1.74%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class M	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.63	$14.55	$14.15	$13.21	$13.62	$13.27

Income (loss) from investment operations:
Net investment income[1]	.13	.27	.29	.36	.36	.43
Net realized and unrealized gain (loss)	1.27	(4.56)	.68	1.03	(.16)	.57

Total from investment operations	1.40	(4.29)	.97	1.39	.20	1.00

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.63)	(.57)	(.45)	(.61)	(.65)

Net asset value, end of period	$10.91	$9.63	$14.55	$14.15	$13.21	$13.62

Total Return, at Net Asset Value[2]	14.67%	(29.78)%	6.86%	10.68%	1.55%	7.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,904	$38,630	$64,583	$70,996	$79,023	$100,877

Average net assets (in thousands)	$39,375	$53,209	$69,305	$73,597	$86,969	$106,194

Ratios to average net assets:[3]
Net investment income	2.53%	2.09%	1.96%	2.60%	2.72%	3.24%
Total expenses	1.11%[4]	0.98%[4]	0.91%[4]	0.91%[4]	0.91%	0.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.07%	0.97%	0.91%	0.91%	0.91%	0.95%

Portfolio turnover rate	35%	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.12%
Year Ended December 31, 2008	0.99%
Year Ended December 31, 2007	0.91%
Year Ended December 31, 2006	0.91%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2009			Year Ended December 31,
Class N	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.64	$14.56	$14.16	$13.22	$13.63	$13.27

Income (loss) from investment operations:
Net investment income[1]	.10	.20	.23	.31	.28	.37
Net realized and unrealized gain (loss)	1.28	(4.56)	.68	1.02	(.15)	.58

Total from investment operations	1.38	(4.36)	.91	1.33	.13	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.56)	(.51)	(.39)	(.54)	(.59)

Net asset value, end of period	$10.92	$9.64	$14.56	$14.16	$13.22	$13.63

Total Return, at Net Asset Value[2]	14.39%	(30.17)%	6.41%	10.19%	1.04%	7.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,594	$2,685	$3,638	$16,869	$2,485	$2,131

Average net assets (in thousands)	$3,106	$3,432	$4,767	$5,669	$2,378	$1,781

Ratios to average net assets:[3]
Net investment income	2.03%	1.55%	1.51%	2.26%	2.17%	2.79%
Total expenses	1.65%[4]	1.57%[4]	1.30%[4]	1.23%[4]	1.45%	1.37%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%	1.52%	1.30%	1.23%	1.43%	1.37%

Portfolio turnover rate	35%	35%	56%	54%	50%	54%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended June 30, 2009	1.66%
Year Ended December 31, 2008	1.58%
Year Ended December 31, 2007	1.30%
Year Ended December 31, 2006	1.23%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the “Fund”), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek a high level of total return through a combination of current income and capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.
F17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the Manager’s own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.
F18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

     There have been no significant changes to the fair valuation methodologies during the period.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2009, securities with an aggregate market value of $87,438, representing 0.03% of the Fund’s net assets, were in default.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year end December 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2008, the Fund had available for federal income tax purposes post-October losses of $4,605,912 and unused capital loss carryforwards as follows:

Expiring

2010	$50,922,345
2016	25,495,859

Total	$76,418,204

F19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of June 30, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $100,854,807 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$284,122,514

Gross unrealized appreciation	$13,893,832
Gross unrealized depreciation	(38,175,561)

Net unrealized depreciation	$(24,281,729)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2007 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$4,661
Payments Made to Retired Trustees	13,660
Accumulated Liability as of June 30, 2009	62,915
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net
F20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	2,109,544	$21,211,794	2,725,624	$32,248,987
Dividends and/or distributions reinvested	147,649	1,523,841	747,902	7,812,436
Redeemed	(3,134,664)	(31,911,210)	(4,503,754)	(55,461,841)

Net decrease	(877,471)	$(9,175,575)	(1,030,228)	$(15,400,418)

Class B
Sold	191,080	$1,926,999	181,964	$2,255,799
Dividends and/or distributions reinvested	6,564	67,546	52,424	534,652
Redeemed	(513,808)	(5,115,572)	(843,962)	(10,688,792)

Net decrease	(316,164)	$(3,121,027)	(609,574)	$(7,898,341)

Class C
Sold	578,775	$5,755,863	590,117	$7,017,216
Dividends and/or distributions reinvested	19,813	204,070	125,494	1,271,696
Redeemed	(490,505)	(4,970,846)	(968,430)	(11,831,995)

Net increase (decrease)	108,083	$989,087	(252,819)	$(3,543,083)

Class M
Sold	22,623	$222,815	28,792	$349,481
Dividends and/or distributions reinvested	33,864	348,816	171,655	1,794,433
Redeemed	(226,765)	(2,256,158)	(625,946)	(7,816,166)

Net decrease	(170,278)	$(1,684,527)	(425,499)	$(5,672,252)

Class N
Sold	98,023	$985,495	100,690	$1,350,284
Dividends and/or distributions reinvested	2,355	24,389	11,532	118,576
Redeemed	(49,809)	(506,902)	(83,443)	(1,037,386)

Net increase	50,569	$502,982	28,779	$431,474

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended June 30, 2009, were as follows:

	Purchases	Sales

Investment securities	$77,066,118	$78,384,970
F22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $50 million	0.6250%
Next $250 million	0.5000
Next $700 million	0.4375
Over $1 billion	0.4200
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2009, the Fund paid $38,582 to the Manager for accounting and pricing services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2009, the Fund paid $274,083 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C, Class M and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C, Class M and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N
F23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund for all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2009 were as follows:

Class B	$2,006,437
Class C	3,102,798
Class N	173,834
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

			Class A	Class B	Class C	Class N
	Class A	Class M	Contingent	Contingent	Contingent	Contingent
	Front-End	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor	Distributor

June 30, 2009	$20,724	$274	$1,363	$26,600	$1,186	$29
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended June 30, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$6,247
Class C	11,068
Class N	798
The Manager has agreed to reimburse the Fund certain costs incurred by the Fund in connection with the pending reorganization as described below. During the six months ended June 30, 2009, the Manager reimbursed the Fund $35,032 for reorganization-related costs.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended June 30, 2009, the Manager waived $6,628 for IMMF management fees.
F24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

5. Illiquid Securities
As of June 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through August 13, 2009, the date the financial statements were available to be issued. This evaluation determined that there were no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of complaints have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor—excluding the Fund. The complaints naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The complaints against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     A complaint has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust. The complaint alleges breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seeks compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other complaints have been filed in 2008 and 2009 in state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those complaints relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of
F25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
8. Pending Agreement and Plan of Reorganization
The Board of Trustees of the Fund has determined that it is in the best interest of the Fund’s shareholders that the Fund reorganize with and into Oppenheimer Capital Income Fund (“Capital Income Fund”). The Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) to be entered into between the Fund and Capital Income Fund. Pursuant to the Agreement, Capital Income Fund will acquire substantially all of the assets and assume substantially all of the liabilities of the Fund in exchange for shares of Capital Income Fund (the “Reorganization”). If the Reorganization takes place, Fund shareholders will receive shares of Capital Income Fund equal in value to the value of the net assets of the shares of the Fund they held immediately prior to the Reorganization.
     The Reorganization is conditioned upon, among other things, approval by the Fund’s shareholders. Shareholders approved the Reorganization at the shareholder meeting on July 31, 2009 and the Reorganization took place on August 7, 2009.
F26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Edward Everett, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other all retail front-end load and no-load convertible securities funds. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other convertible securities funds. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the
10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through November 30, 2009. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3.  Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4.  Principal Accountant Fees and Services.
Not applicable to semiannual reports.

Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Audit Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Audit Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Bond Fund Series

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 08/11/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy John V. Murphy
Principal Executive Officer

Date: 08/11/2009

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date: 08/11/2009